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                      Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]

May 1, 2006

Via EDGAR Transmission
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E ("Registrant")
     Form N-4 Registration Statement
     Class ID: C000003498
     Class ID: C000003501
     Class ID: C000003502
     Class ID:  C000003505
     Registration No. 002-90380/811-4001
     ---------------------------------------------------

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") as amended, the above Registrant is hereby certifies that the MetLife Preference Plus Account (APPA); MetLife Preference Plus Account for Enhanced Contracts (CPPA) and VestMet Prospectuses and the Metropolitan Life Separate Account E Statement of Additional Information dated May 1, 2006, which were filed electronically on April 27, 2006 under Rule 461 of the Act, do not differ from the Prospectuses and Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,


/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel